Investments in Associates - Summary of Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of financial statements [line items]
Beginning balance	R$ 11,020,656
Interest in earnings (losses) of associates	1,107,732
Sales or purchase of interests	(435,847)
Other comprehensive income (losses)	(15,795)
Dividends	(343,450)
New standards adopted by Company	(4,738)
Business combination	7,199
Other	19,196
Ending balance	11,354,953	R$ 11,020,656
Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 11,020,656	9,737,286
Interest in earnings (losses) of associates		495,276
Sales or purchase of interests		(643,861)
Other comprehensive income (losses)		64,605
Dividends		(727,224)
Capital increase		2,052,962
Other		41,612
Ending balance		11,020,656
Comgas [member]
Statement of financial statements [line items]
Shares issued by the associate	132,023,251
Shares held by non-controlling shareholders	26,243,394
Non-controlling interest	19.88%
Beginning balance	R$ 850,595
Interest in earnings (losses) of associates	250,774
Sales or purchase of interests	12,287
Other comprehensive income (losses)	(6,418)
Dividends	(118,945)
New standards adopted by Company	(1,280)
Other	345
Ending balance	R$ 987,358	850,595
Logispot Armazens Gerais S A [member]
Statement of financial statements [line items]
Shares issued by the associate	2,040,816
Shares held by non-controlling shareholders	1,000,000
Non-controlling interest	49.00%
Rumo [member]
Statement of financial statements [line items]
Shares issued by the associate	1,559,015,898
Shares held by non-controlling shareholders	1,088,431,798
Non-controlling interest	69.82%
Beginning balance	R$ 5,732,763
Interest in earnings (losses) of associates	197,616
Other comprehensive income (losses)	7,999
Dividends	(2,742)
Other	(6,485)
Ending balance	R$ 5,929,151	5,732,763
Brado Logisticae Participacoes S A [member]
Statement of financial statements [line items]
Shares issued by the associate	12,962,963
Shares held by non-controlling shareholders	4,897,407
Non-controlling interest	37.78%
Rumo Malha Norte SA [member]
Statement of financial statements [line items]
Shares issued by the associate	1,189,412,363
Shares held by non-controlling shareholders	5,709,179
Non-controlling interest	0.48%
Cosan S.A. [member]
Statement of financial statements [line items]
Shares issued by the associate	407,904,353
Shares held by non-controlling shareholders	156,000,696
Non-controlling interest	38.24%
Beginning balance	R$ 3,795,050
Interest in earnings (losses) of associates	632,964
Sales or purchase of interests	(448,538)
Other comprehensive income (losses)	(17,456)
Dividends	(216,702)
New standards adopted by Company	(3,381)
Other	24,027
Ending balance	3,765,964	3,795,050
Cosan S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 3,795,050	3,343,719
Interest in earnings (losses) of associates		499,455
Sales or purchase of interests		148,465
Other comprehensive income (losses)		66,612
Dividends		(274,177)
Other		10,976
Ending balance		3,795,050
Cosan Logistica S.A. [member]
Statement of financial statements [line items]
Shares issued by the associate	463,224,241
Shares held by non-controlling shareholders	127,324,097
Non-controlling interest	27.49%
Cosan Logistica S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	R$ 607,284	424,784
Interest in earnings (losses) of associates		(21,840)
Sales or purchase of interests		(6,026)
Other comprehensive income (losses)		124
Capital increase		209,786
Other		456
Ending balance		607,284
Companhia de Gas de Sao Paulo - COMGAS [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	850,595	1,826,733
Interest in earnings (losses) of associates		195,206
Sales or purchase of interests		(753,019)
Other comprehensive income (losses)		(3,130)
Dividends		(428,603)
Other		13,408
Ending balance		850,595
Rumo S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	5,732,763	4,105,962
Interest in earnings (losses) of associates		(182,997)
Sales or purchase of interests		(33,281)
Other comprehensive income (losses)		999
Dividends		(5,049)
Capital increase		1,843,176
Other		3,953
Ending balance		5,732,763
Logispot Armazens Agricolas S.A. [member]
Statement of financial statements [line items]
Beginning balance	34,588
Interest in earnings (losses) of associates	90
Dividends	(22)
Ending balance	34,656	34,588
Logispot Armazens Agricolas S.A. [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	34,588	36,088
Interest in earnings (losses) of associates		(1,500)
Ending balance		34,588
Other investments [member]
Statement of financial statements [line items]
Beginning balance	376
Interest in earnings (losses) of associates	5,750
Other comprehensive income (losses)	(795)
Dividends	(5,039)
Business combination	7,199
Ending balance	7,491	376
Other investments [member] | Subsidiaries [member]
Statement of financial statements [line items]
Beginning balance	376
Interest in earnings (losses) of associates		6,952
Dividends		(19,395)
Other		12,819
Ending balance		376
Cosan Logistica [member]
Statement of financial statements [line items]
Beginning balance	607,284
Interest in earnings (losses) of associates	20,538
Sales or purchase of interests	404
Other comprehensive income (losses)	875
New standards adopted by Company	(77)
Other	1,309
Ending balance	R$ 630,333	R$ 607,284